Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingent Liabilities (Details) [Line Items]
Agreements	$ 1,502	$ 2,783
Cost of Sales [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Total value of open purchase orders	$ 10,038	$ 19,418